Income Taxes - Unrecognized tax benefits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Unrecognized tax benefits as of the end of the year	$ 0
VELODYNE LIDAR, INC AND SUBSIDIARIES
Unrecognized tax benefits as of the beginning of the year	2,824,000	$ 1,763,000	$ 1,884,000
Increases related to prior year tax provisions	308,000	78,000	44,000
Decrease related to prior year tax provisions	0	(216,000)	(968,000)
Increase related to current year tax provisions	1,282,000	1,199,000	803,000
Statue lapse	(226,000)	0	0
Unrecognized tax benefits as of the end of the year	$ 4,188,000	$ 2,824,000	$ 1,763,000